Consolidated Statements of Cash Flows (USD $)	12 Months Ended		66 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Operating activities
Net loss	$ (7,150,187)	$ (2,364,852)	$ (13,350,915)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	736,875	717,450	1,705,145
Write-down of supplies inventory			38,000
Write-down of web development costs			9,000
Fair value of derivative liabilities in excess of proceeds			808,590
Loss on extinguishment of debt		761,492	761,492
Gain on adjustment to fair value of derivative liabilities		(4,192,781)	(3,150,986)
Non-cash interest expense	83,215	266,567	349,782
Share-based compensation	452,128	332,778	784,906
Common stock paid for services	34,500	249,000	366,500
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	156,194	(164,220)	(186,986)
(Increase) decrease in other current and long-term assets	(30,845)	7,572	(39,212)
(Decrease) increase in accounts payable and accrued liabilities	344,764	15,146	729,085
(Decrease) increase in accrued compensation	(218,849)	151,075
(Decrease) increase in accrued other	60,603		60,603
(Decrease) Increase in accrued income taxes	(1,600)	1,600	1,600
Net cash used in operating activities	(5,533,202)	(4,219,173)	(11,113,396)
Investing activities
Purchases of property and equipment	(114,550)	(54,511)	(239,347)
Investment in intangible assets			(250,000)
Net cash used in investing activities	(114,550)	(54,511)	(489,347)
Financing activities
Proceeds from issuance of common stock and warrants	7,200,000	7,750,000	19,089,000
Payment of financing and offering costs	(504,000)	(542,500)	(1,046,500)
Payment of amounts due under acquisition obligation	(1,500,000)	(250,000)	(1,750,000)
Proceeds from exercise of warrants and stock options	280,418		280,418
Proceeds from amounts due to stockholder			153,867
Repayment of amounts due to stockholder			(153,867)
Net cash provided by financing activities	5,476,418	6,957,500	16,572,918
Net increase (decrease) in cash	(171,334)	2,683,816	4,970,175
Cash and cash equivalents, at beginning of period	5,141,509	2,457,693
Cash and cash equivalents, at end of period	4,970,175	5,141,509	4,970,175
Cash paid during the period for:
Interest			1,357
Income taxes	2,800	800	3,600
Noncash investing and financing transaction:
Fair value of placement agent warrants issued in the public offering	228,240	276,980	505,220
Acquisition obligation of asset purchase agreement			2,750,000
Acquisition obligation discounts - imputed interest and fair value of warrants		$ 402,355	$ 402,355